29 Related party transactions	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related party transactions
29	Related party transactions

Transactions with BioConnection BV

The Directors consider BioConnection BV (‘BioConnection’) to be a related party by virtue of the fact that there is a common Director with the Company. 2019 is the first year where this relationship existed.

During the year, BioConnection invoiced the Company €17,800. As at 31 December 2019 €8,400 was due to BioConnection.

Transactions with Preci-Health

The Directors previously considered Preci-Health SA (‘Preci-Health) to be a related party up to 31 May 2018 by virtue of the fact that there was a common Director with the Company up to that point in time. Preci-Health ceased to be considered a related party on 31 May 2018 after the Director left the Company.

During 2018 there were no transactions with Preci-Health. During 2017, £44k was invoiced to Preci-Health for research services and credited to revenue.

The Group has not made any allowances for bad or doubtful debts in respect of related party debtors nor has any guarantee been given or received during 2018 or 2017 regarding related party transactions.